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     FUTUREVANTAGE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE GROUP POLICIES
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
     SUPPLEMENT DATED FEBRUARY 4, 1999 TO THE PROSPECTUS DATED MAY 1, 1998

Effective May 1, 1999, the following Investment Divisions will no longer be available under the Group Policies:

ML American Balanced Investment Division, which invests in the underlying portfolio Merrill Lynch American Balanced Fund of the Merrill Lynch Variable Series Funds, Inc. ("ML American Balanced Fund")

ML Developing Capital Markets Focus Investment Division, which invests in the underlying portfolio Merrill Lynch Developing Capital Markets Focus Fund of the Merrill Lynch Variable Series Funds, Inc. ("ML Developing Capital Markets Focus Fund")

ML International Equity Focus Investment Division, which invests in the underlying portfolio Merrill Lynch International Equity Focus Fund of the Merrill Lynch Variable Series Funds, Inc. ("ML International Equity Focus Fund")

ML Natural Resources Focus Investment Division, which invests in the underlying portfolio Merrill Lynch Natural Resources Focus Fund of the Merrill Lynch Variable Series Funds, Inc. ("ML Natural Resources Focus Fund")

Accordingly, all references to ML American Balanced Investment Division, ML Developing Capital Markets Focus Investment Division, ML International Equity Focus Investment Division, and ML Natural Resources Focus Investment Division should be deleted.

All references to ML American Balanced Fund, ML Developing Capital Markets Focus Fund, ML International Equity Focus Fund, and ML Natural Resources Focus Fund should be deleted.

The last sentence of the first paragraph of the Section entitled "Summary - The Group Policy" should be deleted and replaced with the following:

     "The Separate Account is comprised of Investment Divisions dedicated to the Group Policies, each of which invests solely in a corresponding Portfolio of the Funds."

The first sentence of the first paragraph of the Section entitled "The Funds - Merrill Lynch Variable Series Funds, Inc." should be deleted and replaced with the following:

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    "The Separate Account currently invests in shares of Merrill Lynch
     Variable Series Funds, Inc., an open-end management investment company which has a wide range of investment objectives among its separate funds, including those available as part of FutureVantage."

HV-
333-13735